EQUITY - Statutory reserve activities (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Addition to statutory reserve	$ 0	$ 0	$ 0
Statutory Reserves
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance - beginning of the year	199,653	170,066	118,789
Addition to statutory reserve	26,600	29,587	51,277
Balance - ending of the year	226,253	199,653	170,066
TRX ZJ | Statutory Reserves
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance - beginning of the year	126,204	126,204	95,225
Addition to statutory reserve			30,979
Balance - ending of the year	126,204	126,204	126,204
NDB Technology | Statutory Reserves
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance - beginning of the year	2,680	2,680
Addition to statutory reserve	500		2,680
Balance - ending of the year	3,180	2,680	2,680
TYDW Technology | Statutory Reserves
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance - beginning of the year	70,769	41,182	23,564
Addition to statutory reserve	26,100	29,587	17,618
Balance - ending of the year	$ 96,869	$ 70,769	$ 41,182